245 Summer Street

Fidelity® Investments

Boston, MA 02210

August 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Hastings Street Trust (the trust): File Nos. 002-11517 and 811-00215

Fidelity Fund

Fidelity Growth Discovery Fund

Fidelity Mega Cap Stock Fund

Fidelity Series Growth & Income Fund

Fidelity Advisor Series Growth & Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust